Borrowings from Fainancial Institutions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Borrowings from Fainancial Institutions [Abstract]
Schedule of borrowings from financial institutions

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Current portion of long-term borrowings	$695,090	$1,007,787
Long-term borrowings	333,457	465,379
Total borrowings from financial institutions	$1,028,547	$1,473,166

	31 December
	2018	2017
Current portion of long-term borrowings	$1,007,787	$661,964
Long-term borrowings	465,379	661,964
Borrowing from financial institutions	$1,473,166	$1,323,928